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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL FILING UNDER RULE 24F-2
                     OF THE INVESTMENT COMPANY ACT OF 1940

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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1.    Name and address of issuer.

                    American General Life Insurance Company
                              Separate Account A
                             2727-A Allen Parkway
                             Houston, Texas 77019


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2.    The name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):


      American General Series Portfolio Company Stock Index Fund; American General Series Portfolio Company MidCap Index Fund; American General Series Portfolio Company Asset Allocation Fund; American General Series Portfolio Company Money Market Fund; American General Series Portfolio Company Government Securities Fund, American General Series Portfolio Company Capital Conservation Fund.


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3.    Investment Company Act File Number:    811-1491



      Securities Act file Number:  33-44744; 33-44745
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4.(a) Last day of fiscal year for which this Form is filed:  12/31/98


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4.(b) [_] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).


Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.
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4.(c) [_] Check box if this is the last time the issuer will be filing this
      Form.

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5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                $    325,980
                                                                  ------------
      (ii)  Aggregate price of securities redeemed
            or repurchased during the fiscal year: $  6,056,848
                                                   ------------
      (iii) Aggregate price of securities redeemed
            or repurchased during any prior
            fiscal year ending no earlier than
            October 11, 1995 that were not
            previously used to reduce
            registration fees payable
            to the Commission:                     $  6,083,075
                                                   ------------

      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii)]:                         $ 12,139,923
                                                                  ------------

      (v)   Net sales -- if Item 5(i) is
            greater than Item 5(iv)                               $       N/A
            [subtract Item 5(iv) from Item 5(i)]:                 ------------

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      (vi)   Redemption credits available for use   $(11,813,943)
             in future years  - if Item 5(i)        ------------
             is less than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:

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      (vii)  Multiplier for determining registration fee          x      1/33597
             (See Instruction C.8):                               --------------

      (viii) Registration fee due [multiply Item 5(v) by Item     =$         0
             5(vii)] (enter "0" if no fee is due):                ==============

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6.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                  +$        N/A
                                                                  --------------
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7.  Total of the amount of the registration fee due plus any interest due
    [Item 5(vii) plus Item 6]:
                                                                  =$         0
                                                                  ==============
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8.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:      N/A
                                     -------------
    Account Number:                       N/A
                                     -------------
    Method of Delivery:
      [_]  Wire Transfer
      [_]  Mail or other means

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                                  SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

BY (Signature and Title)   /s/  PHILIP K. POLKINGHORN
                           -------------------------------------------
                                Philip K. Polkinghorn
                                Executive Vice President and
                                Chief Financial Officer

Date    February 26, 1999
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